Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable-third parties	$ 17,095	$ 30,383
Accounts payable-related parties	20	19
Accounts Payable	24,365	35,538
Non-controlling shareholders of subsidiaries
Accounts payable-third parties	$ 7,250	$ 5,136